Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Purchased copyright	80,789	91,681	12,799
Less: accumulated amortization	(19,059)	(24,690)	(3,447)
Balance at the end of the year	61,730	66,991	9,352

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to five years.

Amortization expense was RMB12,928 and RMB18,304 (US$2,555) for the six months ended June 30, 2024 and 2025, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
Remaining of 2025	14,003	1,955
2026	21,215	2,961
2027	14,543	2,030
2028	6,013	839
2029	4,975	694
Thereafter	6,242	873
	66,991	9,352